Cover	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--06-30
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41338
Entity Address, Address Line One	1092 Confroy Drive
Entity Address, City or Town	South Boston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24592
Title of 12(b) Security	American Depositary Shares each representing 10 Ordinary Shares, no par value
Trading Symbol	IPX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	339,384,066
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	IPERIONX Ltd
Entity Central Index Key	0001898601
Entity Incorporation, State or Country Code	C3
Entity Address, Country	US
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	1092 Confroy Drive
Entity Address, City or Town	South Boston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24592
Contact Personnel Name	Anastasios Arima
City Area Code	980
Local Phone Number	237-8900
Contact Personnel Email Address	info@iperionx.com